Customer Contracts (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 04, 2021	Jun. 22, 2021	Jan. 31, 2022	Dec. 31, 2022
Research Collaboration Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
One-time upfront payment		$ 44,000
Amendment No. 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
One-time upfront payment		$ 44,000
Consideration amount agreed to pay for services	$ 500,000
Consideration paid for services	$ 200,000
Consideration paid for services after submission of final report			$ 200,000
Contractual asset offset by scheduled billing				$ 200,000
Contract with Customer, Liability, Revenue Recognized				$ 45,000